Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Deferred tax assets
Research tax credits	$ 19,063,000		$ 6,303,000
Intangible assets	50,564,000		43,626,000
Net operating loss	202,906,000		116,619,000
Share-based compensation	26,623,000		18,413,000
Lease liabilities	16,638,000		17,194,000
Other	7,303,000		7,060,000
Subtotal	323,097,000		209,215,000
Valuation allowance	(303,287,000)		(187,831,000)
Deferred tax liabilities
Depreciation	(1,214,000)		(1,833,000)
Right-of-use assets	(13,908,000)		(15,409,000)
Other	(4,688,000)		(4,142,000)
Net Deferred tax assets/(liabilities), net of valuation allowance	$ 0		$ 0
Montes Archimedes Acquisition Corp.
Deferred tax assets
Start-up/Organizationcosts		$ 95,524
Subtotal		95,524
Valuation allowance		(94,345)
Deferred tax asset, net of allowance		1,179
Deferred tax liabilities
Unrealized gain on marketable securities held in the Trust Account		(1,179)
Total deferred tax liabilities		(1,179)
Net Deferred tax assets/(liabilities), net of valuation allowance		$ 0